UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number: 811-03493

                        American Federation of Labor and
                      Congress of Industrial Organizations
                            Housing Investment Trust*
               (Exact name of registrant as specified in charter)

        2401 Pennsylvania Avenue, Suite 200, N.W., Washington, D.C. 20037
               (Address of principal executive offices) (Zip code)

                              Kenneth G. Lore, Esq.
                              Bingham McCutchen LLP
                   2020 K Street, N.W., Washington, D.C. 20006
                     (Name and address of agent for service)

                                 (202) 331-8055
              (Registrant's telephone number, including area code)

Date of fiscal year end: December 31
Date of reporting period: March 31, 2009

*This filing relates solely to Series A--AFL-CIO Housing Investment Trust

Item 1. Schedule of Investments.

Schedule of Portfolio Investments

March 31, 2009 (Dollars in thousands; unaudited)

FHA Permanent Securities (3.9% of net assets)

                                                              Commitment
                          Interest Rate       Maturity Date     Amount     Face Amount   Amortized Cost       Value
-------------------------------------------------------------------------------------------------------------------
Single Family                      7.75%  Jul-2021-Aug-2021   $            $        26   $           26   $      26
-------------------------------------------------------------------------------------------------------------------
                                                                                    26               26          26
-------------------------------------------------------------------------------------------------------------------
Multifamily(1)                     5.25%           Mar-2024                      4,693            4,705       4,704
                                   5.35%           Mar-2047                      7,928            7,939       7,839
                                   5.55%           Aug-2042                      8,797            8,798       8,806
                                   5.60%           Jun-2038                      2,798            2,799       2,874
                                   5.62%           Jun-2014                        538              536         549
                                   5.65%           Oct-2038                      2,152            2,213       2,191
                                   5.87%           Jun-2044                      1,933            1,932       1,976
                                   5.89%           Apr-2038                      5,251            5,268       5,332
                                   6.02%           Jun-2035                      6,479            6,473       6,712
                                   6.40%           Jul-2046                      4,052            4,053       4,254
                                   6.66%           May-2040                      5,639            5,632       5,703
                                   6.70%           Dec-2042                      5,913            5,906       6,216
                                   6.75%  Feb-2039-Jul-2040                      6,351            6,311       6,661
                                   6.88%           Apr-2031                     27,589           27,273      28,712
                                   7.00%           Jun-2039                      5,921            5,951       5,954
                                   7.05%           Jul-2043                      5,251            5,251       5,581
                                   7.13%           Mar-2040                      7,745            7,709       8,265
                                   7.20%  Dec-2033-Oct-2039                      9,807            9,792      10,493
                                   7.50%           Sep-2032                      1,574            1,569       1,695
                                   7.75%           Oct-2038                      1,371            1,362       1,378
                                   7.93%           Apr-2042                      2,857            2,857       3,089
                                   8.15%           Mar-2037                      1,170            1,277       1,189
                                   8.27%           Jun-2042                      2,503            2,503       2,719
                                   8.40%           Apr-2012                        216              216         218
                                   8.75%           Aug-2036                      3,632            3,624       3,656
-------------------------------------------------------------------------------------------------------------------
                                                                               132,160          131,949     136,766
-------------------------------------------------------------------------------------------------------------------

Forward Commitments(1)             6.60%           May-2049        3,514                                        206
                                   6.65%           Jun-2049        1,120                                         65
-------------------------------------------------------------------------------------------------------------------
                                                                   4,634            --               --         271
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                       Total FHA  Permanent Securities        $    4,634   $   132,186   $      131,975   $ 137,063
===================================================================================================================

Schedule of Portfolio Investments

March 31, 2009 (Dollars in thousands; unaudited)

Ginnie Mae Construction Securities (1.2% of net assets)

                              Interest Rates(2)                            Commitment
                          Permanent   Construction       Maturity Date       Amount     Face Amount   Amortized Cost      Value
-------------------------------------------------------------------------------------------------------------------------------
Multifamily(1)              4.63%         4.63%               Sep-2037(3)  $    1,500   $     1,500   $        1,456   $  1,219
                            4.83%         4.83%               Jul-2047(3)       7,850         7,850            7,752      6,083
                            4.90%         4.90%               Mar-2044(3)       1,000         1,000              990        825
                            5.05%         5.05%               Apr-2049(3)       2,950         2,950            2,957      2,531
                            5.40%         5.40%      Feb-2049-Mar-2049         13,797        13,515           13,461     14,187
                            5.55%         5.55%               May-2049(3)      10,685        10,685           10,689      9,253
                            5.80%         5.80%               Dec-1949         10,715         3,439            3,442      3,846
                            6.15%         6.15%               Nov-2039          5,508         2,752            2,764      3,088
                            6.57%         6.57%               Mar-2050         15,084         1,695            1,733      2,596
-------------------------------------------------------------------------------------------------------------------------------
                 Total Ginnie Mae Construction Securities                  $   69,089   $    45,386   $       45,244   $ 43,628
===============================================================================================================================

Schedule of Portfolio Investments

March 31, 2009 (Dollars in thousands; unaudited)

Ginnie Mae Securities (28.7% of net assets)

                          Interest Rate       Maturity Date     Face Amount   Amortized Cost         Value
----------------------------------------------------------------------------------------------------------
Single Family                  5.50%      Jan-2033-Jun-2037     $    31,448   $       31,260   $    32,843
                               6.00%      Jan-2032-Aug-2037          20,780           20,753        21,795
                               6.50%      Jul-2028-Dec-2028             216              216           230
                               7.00%      Nov-2016-Jan-2030           5,209            5,291         5,564
                               7.50%      Apr-2013-Aug-2030           4,463            4,538         4,715
                               8.00%      Nov-2009-Nov-2030           1,805            1,853         1,941
                               8.50%      Nov-2009-Aug-2027           1,689            1,722         1,852
                               9.00%      May-2016-Jun-2025             497              507           550
                               9.50%      Sep-2021-Sep-2030             189              192           213
                              10.00%               Jun-2019               1                1             1
                              13.00%               Jul-2014               1                1             1
                              13.25%               Dec-2014               1                1             1
----------------------------------------------------------------------------------------------------------
                                                                     66,299           66,335        69,706
----------------------------------------------------------------------------------------------------------

Multifamily(1)                2.91%       Jun-2018-Aug-2020           5,928            5,890         5,907
                              3.41%                Jan-2032             788              756           784
                              3.61%                May-2018           4,282            4,226         4,285
                              3.62%                May-2017           2,646            2,585         2,648
                              3.65%       Sep-2017-Oct-2027          11,456           11,247        11,464
                              3.96%                May-2032             467              444           466
                              4.14%                Feb-2039           5,000            4,724         5,036
                              4.25%                Feb-2031           1,318            1,315         1,319
                              4.26%                Jul-2029           3,000            2,992         3,059
                              4.40%                Jan-2024          12,440           12,447        12,500
                              4.43%       Apr-2034-Jun-2034         109,471          107,397       110,067
                              4.49%                Apr-2023           8,531            8,531         8,690
                              4.59%                May-2033           6,142            6,139         6,175
                              4.66%                Dec-2030           8,617            8,677         8,853
                              4.70%                Dec-2024          13,196           12,932        13,406
                              4.70%                Jan-2047(3)        5,935            5,946         5,968
                              4.71%                May-2025          33,294           33,260        34,256
                              4.74%                Feb-2045(3)        6,065            5,884         6,161
                              4.83%                May-2046(3)        5,525            5,525         4,610
                              4.88%                Mar-2036          17,000           16,764        17,406
                              4.92%       Feb-2034-May-2034          64,748           64,413        67,057
                              4.94%                Jun-2046(3)        3,925            3,929         3,527
                              5.00%                Dec-2033           5,116            5,161         5,172
                              5.05%                Nov-2028           4,962            4,972         4,980
                              5.12%                Feb-2037          10,000           10,166        10,404
                              5.13%       Jul-2024-Aug-2032          18,524           18,453        19,212
                              5.15%                Jun-2023          32,834           33,295        33,902
                              5.18%                May-2042           2,208            2,233         2,278
                              5.19%                May-2045           8,865            8,636         9,346
                              5.20%                Apr-2047          25,867           26,111        26,739
                              5.21%       Jan-2045-Jan-2047          21,556           21,428        22,352
                              5.25%                Feb-2031(3)       39,463           39,356        40,110
                              5.30%                Apr-2039          55,000           54,141        57,827

Schedule of Portfolio Investments

March 31, 2009 (Dollars in thousands; unaudited)

Ginnie Mae Securities (28.7% of net assets)

                              5.32%                Aug-2030          35,000           34,852        36,617
                              5.34%                Jul-2040          18,000           17,661        19,078
                              5.34%                Mar-2046(3)       11,097           11,116        11,510
                              5.38%                Apr-2025             466              478           486
                              5.45%                May-2042           2,292            2,369         2,393
                              5.46%                Feb-2047           3,103            3,124         3,241
                              5.50%       Sep-2023-Jul-2033          37,814           39,347        39,343
                              5.55%       May-2026-Mar-2045          21,068           21,133        21,797
                              5.58%       May-2031-Oct-2031          94,582           94,903       102,100
                              5.68%                Jul-2027          15,152           15,122        15,790
                              5.70%                Mar-2037           2,429            2,441         2,480
                              5.75%                Dec-2026           3,712            3,760         3,927
                              5.85%                Nov-2045           1,964            1,967         2,082
                              5.88%                Oct-2043           5,556            5,749         5,914
                              6.00%                Jan-2046           3,616            3,620         3,854
                              6.22%                Aug-2035          14,383           14,394        15,371
                              6.25%                Feb-2034           4,809            5,078         5,202
                              6.26%                Apr-2027          10,000           10,652        10,736
                              6.38%                Mar-2026          10,000           10,253        10,543
                              6.42%                Aug-2023           1,863            1,863         1,890
                              7.75%                Aug-2035          51,192           50,953        55,288
----------------------------------------------------------------------------------------------------------
                                                                    902,267          900,810       935,608
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                       Total Ginnie Mae Securities              $   968,566   $      967,145   $ 1,005,314
==========================================================================================================

Schedule of Portfolio Investments

March 31, 2009 (Dollars in thousands; unaudited)

Fannie Mae Securities (38.6% of net assets)

                                                              Commitment
                          Interest Rate       Maturity Date     Amount     Face Amount   Amortized Cost         Value
---------------------------------------------------------------------------------------------------------------------
Single Family                      3.98%           Jul-2033                $     6,502   $        6,539   $     6,537
                                   4.00%           Apr-2039                     40,000           40,265        40,213
                                   4.10%           Aug-2033                      7,620            7,601         7,665
                                   4.45%           Jul-2033                      2,422            2,403         2,456
                                   4.50%  Jun-2018-Jan-2039                     35,460           35,800        36,416
                                   4.53%           May-2033                      1,552            1,561         1,553
                                   4.55%           Sep-2035                      2,795            2,782         2,807
                                   4.57%           Aug-2033                      3,154            3,149         3,180
                                   4.75%           Aug-2034                        304              306           306
                                   4.86%           Nov-2033                      8,574            8,581         8,625
                                   5.00%  Jul-2018-Nov-2038                    100,188           98,745       103,826
                                   5.50%  Jul-2017-Feb-2038                    160,520          161,367       167,351
                                   6.00%  Apr-2016-Jul-2037                    158,078          159,442       165,899
                                   6.50%  Nov-2016-May-2036                     38,493           38,905        40,680
                                   7.00%  Nov-2013-May-2032                      5,371            5,414         5,764
                                   7.50%  Nov-2016-Sep-2031                      1,885            1,865         2,011
                                   8.00%  Jun-2012-May-2031                        827              834           862
                                   8.50%  Nov-2009-Apr-2031                        693              700           745
                                   9.00%  Jul-2009-May-2025                        154              156           169
---------------------------------------------------------------------------------------------------------------------
                                                                               574,592          576,415       597,065
---------------------------------------------------------------------------------------------------------------------

Multifamily(1)                     4.10%           Jun-2027                      5,500            5,396         5,504
                                   4.22%           Jul-2018                      4,205            3,987         4,267
                                   4.48%           Oct-2031                      4,924            4,924         4,953
                                   4.66%  Jul-2021-Sep-2033                      8,339            8,433         8,415
                                   4.67%           Aug-2033                      9,600            9,580         9,918
                                   4.93%           Nov-2013                     46,572           46,557        48,894
                                   4.99%  Mar-2021-Aug-2021                     42,281           42,266        42,992
                                   5.15%           Oct-2022                      4,331            4,354         4,406
                                   5.16%           Jan-2018                      5,588            5,484         5,892
                                   5.29%  Sep-2017-May-2022                      9,093            9,082         9,526
                                   5.34%           Apr-2016                      6,518            6,497         6,922
                                   5.35%  Apr-2012-Jun-2018                      3,550            3,562         3,747
                                   5.36%           Feb-2016                      5,000            5,013         5,280
                                   5.43%           Nov-2013                      1,359            1,356         1,365
                                   5.44%           Mar-2016                      3,846            3,888         4,092
                                   5.45%           May-2033                      3,154            3,188         3,249
                                   5.46%           Feb-2017                     49,242           49,884        52,368
                                   5.52%           May-2016                     22,359           22,066        23,839
                                   5.53%           Apr-2017                     66,456           66,378        70,648
                                   5.55%           Apr-2018                     31,000           30,986        32,933
                                   5.59%           May-2016                      7,348            7,356         7,842
                                   5.60%  Feb-2018-Jan-2024                     12,453           12,439        13,064
                                   5.62%           Jun-2011                     28,946           28,823        29,040
                                   5.63%           Dec-2019                     13,160           13,257        14,128
                                   5.70%           Jun-2016                      1,450            1,483         1,557
                                   5.80%           Jun-2018                     72,606           72,242        77,986
                                   5.86%           Dec-2016                        345              347           373
                                   5.91%           Mar-2037                      2,146            2,213         2,245
                                   5.92%           Dec-2016                        338              340           364
                                   5.96%           Jan-2029                        467              475           494
                                   6.03%  Jun-2017-Jun-2036                      5,752            5,930         6,125
                                   6.06%           Jul-2034                     10,371           10,771        10,991
                                   6.10%           Apr-2011                      2,690            2,715         2,811
                                   6.11%           Aug-2017                      7,009            7,088         7,586
                                   6.13%           Dec-2016                      3,625            3,787         3,904
                                   6.14%           Sep-2033                        316              323           336
                                   6.15%  Jan-2023-Oct-2032                      7,617            7,702         8,115
                                   6.16%           Aug-2013                      9,792           10,211         9,862
                                   6.19%           Jul-2013                      5,000            5,239         5,363
                                   6.22%           Aug-2032                      1,849            1,906         1,970
                                   6.23%           Sep-2034                      1,512            1,598         1,605
                                   6.27%           Jan-2012                      2,069            2,067         2,205
                                   6.28%           Nov-2028                      3,308            3,551         3,546

Schedule of Portfolio Investments

March 31, 2009 (Dollars in thousands; unaudited)

Fannie Mae Securities (38.6% of net assets)

                                   6.35%  Jun-2020-Aug-2032                     16,640           17,056        17,583
                                   6.38%           Jul-2021                      5,826            5,986         6,184
                                   6.39%           Apr-2019                      1,005            1,059         1,083
                                   6.42%           Apr-2011                      1,354            1,368         1,361
                                   6.44%  Apr-2014-Dec-2018                     45,778           46,099        49,359
                                   6.52%           May-2029                      5,780            6,371         6,238
                                   6.63%  Jun-2014-Apr-2019                      4,432            4,447         4,770
                                   6.65%           Aug-2011                      1,692            1,738         1,799
                                   6.79%           Aug-2009                      7,116            7,066         7,226
                                   6.80%           Jul-2016                        757              757           834
                                   6.85%           Aug-2014                     43,987           43,822        48,432
                                   6.88%           Feb-2028                      4,818            5,312         5,186
                                   7.00%           Jun-2018                      3,643            3,643         3,949
                                   7.01%           Apr-2031                      3,428            3,454         3,731
                                   7.07%           Feb-2031                     17,286           17,594        18,868
                                   7.18%           Aug-2016                        472              472           526
                                   7.20%  Apr-2010-Aug-2029                      8,846            8,618         9,546
                                   7.25%           Jul-2012                      7,343            7,343         7,534
                                   7.26%           Dec-2018                     11,938           12,848        13,135
                                   7.50%           Dec-2014                      1,437            1,433         1,592
                                   7.75%  Dec-2012-Dec-2024                      3,270            3,269         3,558
                                   8.00%           Nov-2019                      1,983            1,973         1,996
                                   8.13%  Sep-2012-Aug-2020                      7,598            7,562         7,667
                                   8.38%           Jan-2022                        885              883           891
                                   8.40%           Jul-2023                        491              483           544
                                   8.50%           Nov-2019                      3,774            4,020         4,295
                                   8.63%           Sep-2028                      6,591            6,591         7,363
                                   9.13%           Sep-2015                      2,393            2,376         2,414
----------------------------------------------------------------------------------------------------------------------
                                                                               753,649          758,387       798,386
----------------------------------------------------------------------------------------------------------------------

Forward(1) /TBA(4)                 4.72%           Apr-2039(4)                 (45,000)         (45,834)      (46,163)
                                   6.15%           Jan-2019(1)    31,087                                        2,348
----------------------------------------------------------------------------------------------------------------------
                                                                  31,087       (45,000)         (45,834)      (43,815)
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                Total Fannie Mae Securities   $   31,087   $ 1,283,241   $    1,288,968   $ 1,351,636
======================================================================================================================

Schedule of Portfolio Investments

March 31, 2009 (Dollars in thousands; unaudited)

Freddie Mac Securities (14.7% of net assets)

                          Interest Rate       Maturity Date   Face Amount   Amortized Cost         Value
---------------------------------------------------------------------------------------------------------
Single Family                 0.86%       Dec-2035-Feb-2036   $    40,240   $       40,225   $    38,674
                              0.91%                Apr-2036         7,760            7,749         7,572
                              3.76%                Jun-2033         2,000            1,994         2,008
                              4.00%                Apr-2039        35,000           35,194        35,165
                              4.37%                Apr-2035         1,164            1,164         1,172
                              4.50%       Aug-2018-Feb-2019        16,107           16,126        16,705
                              4.51%                Oct-2033         5,121            5,056         5,170
                              4.66%                Jul-2035         1,368            1,363         1,392
                              5.00%       Jan-2019-Feb-2039       121,044          118,768       125,363
                              5.50%       Oct-2017-Jul-2038       185,648          183,508       193,076
                              6.00%       Mar-2014-Feb-2038        82,034           83,615        86,282
                              6.50%       Oct-2013-Nov-2037        22,594           22,972        23,866
                              7.00%       Mar-2011-Mar-2030         1,125            1,104         1,175
                              7.50%       Jul-2010-Apr-2031           939              922           979
                              8.00%       Sep-2009-Feb-2030           355              348           376
                              8.50%       Jun-2010-Jan-2025           368              370           394
                              9.00%       Sep-2010-Mar-2025           142              142           154
---------------------------------------------------------------------------------------------------------
                                                                  523,009          520,620       539,523
---------------------------------------------------------------------------------------------------------

Multifamily(1)                5.42%                Apr-2016        10,000            9,923         9,973
                              5.65%                Apr-2016        11,148           11,149        11,391
---------------------------------------------------------------------------------------------------------
                                                                   21,148           21,072        21,364
---------------------------------------------------------------------------------------------------------

TBA(4)                        5.28%                Apr-2039       (45,000)         (46,526)      (46,558)
---------------------------------------------------------------------------------------------------------

                    Total Freddie Mac Securities              $   499,157   $      495,166   $   514,329
=========================================================================================================

Schedule of Portfolio Investments

March 31, 2009 (Dollars in thousands; unaudited)

Commercial Mortgage-Backed Securities (2.1% of net assets)

                          Interest Rate       Maturity Date   Face Amount   Amortized Cost         Value
--------------------------------------------------------------------------------------------------------
                                   5.10%           Aug-2038   $    35,000   $       34,128   $    26,729
                                   5.16%           Feb-2031        19,500           19,143        13,681
                                   5.41%           Dec-2040        17,000           16,705        13,432
                                   5.55%           Feb-2039        25,000           25,169        18,339
--------------------------------------------------------------------------------------------------------
Total Commercial Mortgage Backed Securities                   $    96,500   $       95,145   $    72,181
========================================================================================================

Schedule of Portfolio Investments

March 31, 2009 (Dollars in thousands; unaudited)

Government-Sponsored Enterprises Securities (0.8% of net assets)

           Issuer         Interest Rate       Maturity Date   Face Amount   Amortized Cost         Value
--------------------------------------------------------------------------------------------------------
Freddie Mac                        5.00%           Apr-2017   $    25,000   $       25,469   $    27,691

Schedule of Portfolio Investments

March 31, 2009 (Dollars in thousands; unaudited)

State Housing Finance Agency Securities (0.8% of net assets)

                                                                                   Commitment
                          Issuer                     Interest Rate  Maturity Date    Amount    Face Amount  Amortized Cost    Value
------------------------------------------------------------------------------------------------------------------------------------
Multifamily(1)            MA Housing Finance Agency           4.20%      Jun-2010              $       300  $          301  $   304
                          MA Housing Finance Agency           5.25%      Dec-2048                    2,500           2,500    2,117
                          MA Housing Finance Agency           5.30%      Jun-2049                    4,000           4,000    3,439
                          MA Housing Finance Agency           5.40%      Dec-2049                    2,000           2,005    1,784
                          MA Housing Finance Agency           5.69%      Nov-2018                    7,760           7,766    7,699
                          MA Housing Finance Agency           5.92%      Dec-2037                    6,665           6,669    4,255
                          MA Housing Finance Agency           6.50%      Dec-2039                      755             759      685
                          MA Housing Finance Agency           6.58%      Dec-2039                   11,385          11,385   10,960
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    35,365          35,385   31,243
------------------------------------------------------------------------------------------------------------------------------------

Forward Commitments(1)    MA Housing Finance Agency           5.70%      Jun-2040      15,000           --              --     (834)
                          MA Housing Finance Agency           6.70%      Jun-2040      12,235           --              --   (1,059)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       27,235           --              --   (1,893)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                          Total State Housing Finance Agency Securities            $   27,235  $    35,365  $       35,385  $29,350
====================================================================================================================================

Schedule of Portfolio Investments

March 31, 2009 (Dollars in thousands; unaudited)

Other Mutifamily Investments (0.5% of net assets)

                             Interest Rates(2)                           Commitment
                          Permanent   Construction       Maturity Date     Amount     Face Amount   Amortized Cost     Value
-----------------------------------------------------------------------------------------------------------------------------
Multifamily Construction/Permanent Mortgages(1)
                            7.08%          N/A                Jan-2011   $      813   $       128   $          128   $    132
                            8.63%          N/A                Apr-2025        1,469         1,201            1,198      1,196
                            9.50%          N/A                Apr-2024          760           644              644        644
-----------------------------------------------------------------------------------------------------------------------------
                                                                              3,042         1,973            1,970      1,972
-----------------------------------------------------------------------------------------------------------------------------

Privately Insured Construction/Permanent Mortgages(1,5)
                            5.40%         5.40%               Apr-2047        9,000         8,866            8,875      6,470
                            5.73%         5.73%               Aug-2047        5,575         5,515            5,520      4,080
                            6.07%         6.07%               May-2048        1,000           991            1,007        736
                            6.20%         6.20%               Dec-2047        3,325         3,300            3,321      2,511
-----------------------------------------------------------------------------------------------------------------------------
                                                                             18,900        18,672           18,723     13,797
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                Total Other Multifamily Investments      $   21,942   $    20,645   $       20,693   $ 15,769
=============================================================================================================================

Schedule of Portfolio Investments

March 31, 2009 (Dollars in thousands; unaudited)

United States Treasury Securities (2.9% of net assets)

                          Interest Rate       Maturity Date   Face Amount   Amortized Cost         Value
--------------------------------------------------------------------------------------------------------
                                   2.75%           Feb-2019   $    20,000   $       20,125   $    20,113
                                   3.50%           Feb-2018   $    10,000   $       10,005   $    10,734
                                   4.00%           Aug-2018        20,000           20,076        22,231
                                   4.50%           May-2038        40,000           45,283        46,718
--------------------------------------------------------------------------------------------------------
          Total United States Treasury Securities             $    90,000   $       95,489   $    99,796
========================================================================================================

========================================================================================================
           Total Investments                                  $ 3,196,046   $    3,200,679   $ 3,296,757
========================================================================================================

Schedule of Portfolio Investments

March 31, 2009 (Dollars in thousands; unaudited)

Footnotes

1 Valued by Trust management in accordance with the fair value procedures adopted by the Trust's Board of Trustees.

2 Construction interest rates are the rates charged to the borrower during the construction phase of the project. The permanent interest rates are charged to the borrower during the amortization period of the loan, unless the Department of Housing and Urban Development requires that such rates be charged earlier.

3     Tax-exempt bonds collateralized by Ginnie Mae securities.

4 Represents to be announced ("TBA") securities for which the actual securities that will be delivered to fulfill the trade have not been designated.

5     Loans insured by Ambac Assurance Corporation.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS
As of March 31, 2009 (Dollars in thousands; unaudited)

The accompanying notes are an integral part of this Schedule of Portfolio Investments.

Note 1. Summary of Significant Accounting Policies For Schedule of Portfolio Investments

The American Federation of Labor and Congress of Industrial Organizations Housing Investment Trust (the Trust) is a common law trust created under the laws of the District of Columbia and is registered under the Investment Company Act of 1940 as a no-load, open-end investment company. The Trust has obtained certain exemptions from the requirements of the Investment Company Act of 1940 that are described in the Trust's Statement of Additional Information and Prospectus.

Participation in the Trust is limited to eligible labor organizations and pension, welfare and retirement plans that have beneficiaries who are represented by labor organizations.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

Investment Valuation

Net asset value per share (NAV) is calculated as of the close of business of the major bond markets in New York City on the last business day of the month.

Portfolio securities for which market quotations are readily available (single family mortgage-backed securities, commercial mortgage-backed securities, Government-Sponsored Enterprise securities, and U.S. Treasury securities) are valued by an independent pricing service, published prices, market quotes and dealer bids.

Portfolio investments for which market quotations are not readily available (multifamily mortgage-backed securities, mortgage securities, and construction mortgage securities and loans) are valued at their fair value determined in good faith under consistently applied procedures adopted by the Board of Trustees using dealer bids and discounted cash flow models. The respective cash flow models use market-based discount and prepayment rates developed for each investment category. The market-based discount rate is composed of a risk-free yield (i.e., a U.S. Treasury note) adjusted for an appropriate risk premium. The risk premium reflects actual premiums in the market place over the yield on U.S. Treasury securities of comparable risk and maturity to the security being valued as adjusted for other market considerations. On investments for which the Trust finances the construction and permanent securities or participation interests, value is determined based upon the total amount, funded and/or unfunded, of the commitment. The Trust has retained an independent firm to determine the fair market value of such securities. In accordance with the procedures adopted by the Board, the monthly third-party valuation is reviewed by the Trust staff to determine whether valuation adjustments are appropriate based on any material impairments in value arising from specific facts and circumstances of the investment (e.g., mortgage defaults). All such adjustments must be reviewed and approved by the independent valuation firm prior to incorporation in the NAV.

Short-term investments with remaining maturities of sixty days or less are valued on the basis of amortized cost, which approximates fair value. Cash and cash equivalents include overnight money market funds which are also carried at cost.

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

      o     Level 1 - quoted prices in active markets for identical investment

      o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

      o Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Trust's investments carried at value:

--------------------------------------------------------------------------------------------
                                                                            Other Financial
Valuation Inputs ($ in thousands)           Investments in Securities ($)   Instruments* ($)
--------------------------------------------------------------------------------------------
Level 1 - Quoted Prices                             $        --                 $  --
--------------------------------------------------------------------------------------------
Level 2 - Other Significant Observable                3,294,165                   726
Inputs
--------------------------------------------------------------------------------------------
Level 3 - Significant Unobservable Inputs                 1,866                    --
--------------------------------------------------------------------------------------------
Total                                               $ 3,296,031                 $ 726
--------------------------------------------------------------------------------------------

* Other financial instruments include forwards.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2009, were as follows:

-------------------------------------------------------------------------
($ in thousands)                            Investments in Securities ($)
-------------------------------------------------------------------------
Beginning balance, 12/31/08                         $ 1,884
-------------------------------------------------------------------------
Net purchases (sales) and settlements                    --
-------------------------------------------------------------------------
Accrued discounts (premiums)                           (13)
-------------------------------------------------------------------------
Total realized and unrealized gain (loss)               (5)
-------------------------------------------------------------------------
Transfers in and/or out of Level 3                       --
-------------------------------------------------------------------------
Ending balance, 3/31/2009                           $ 1,866
-------------------------------------------------------------------------

Federal Income Taxes

At March 31, 2009, the cost of investments for federal income tax purposes approximated book cost at amortized cost of $3,200.7 million. Net unrealized gains aggregated $96.1 million at period-end, of which $138.5 million related to appreciated investments and $42.4 million related to depreciated investments.

Item 2. Controls and Procedures.

      (a) The Trust's Chief Executive Officer (the principal executive officer) and Chief Financial Officer (the principal financial officer) have concluded that the design and operation of the Trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) are generally effective to provide reasonable assurance that information required to be disclosed by the Trust in this report is recorded, processed, summarized and reported within the time periods specified in the Securities Exchange Commission's rules and forms, based on their evaluation of the effectiveness of the design and operation of such controls and procedures within 90 days of the filing of this report.

      (b) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Trust's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the principal executive officer and the principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the AFL-CIO Housing Investment Trust has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AFL-CIO HOUSING INVESTMENT TRUST

       /s/ Stephen Coyle
By:
    ---------------------------------
    Name: Stephen Coyle
    Title: Chief Executive Officer

Date: June 1, 2009

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the AFL-CIO Housing Investment Trust and in the capacities and on the dates indicated.

   /s/ Stephen Coyle

---------------------------------
Stephen Coyle
Chief Executive Officer
(Principal Executive Officer)
Date: June 1, 2009

  /s/ Erica Khatchadourian

---------------------------------
Erica Khatchadourian
Chief Financial Officer
(Principal Financial Officer)
Date: May 29, 2009